Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Trade and Other Receivables Explanatory

	December 31, 2022	December 31, 2021
Trade receivables	43,084	41,972
Expected credit losses	(808)	(1,147)

Total trade receivables	42,276	40,825

Current	36,844	34,682
Non-current	5,432	6,143

Summary of Allowance for Credit Losses
The changes in expected credit losses for trade receivables are as follows:

	2022	2021
Opening balance on January 1	(1,147)	(649)
Addition, net	(852)	(887)
Addition from acquisition of subsidiaries	—	(100)
Write-off	1,114	429
Exchange differences	77	60

Closing balance on December 31	(808)	(1,147)

Summary of Trade Receivables by Maturity are Distributed
The trade receivables by maturity are distributed as follows:

	December 31, 2022	December 31, 2021
Current	39,188	38,456
Overdue:
From 1 to 30 days	2,087	1,251
From 31 to 60 days	454	847
From 61 to 90 days	359	439
From 91 to 120 days	295	113
From 121 to 300 days	701	866

Total	43,084	41,972